Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUE	$ 2,330,000
COST OF REVENUE	1,936,520
GROSS PROFIT	393,480
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	(2,678,821)	(392,722)
RESEARCH AND DEVELOPMENT EXPENSES	(448,508)
STOCK COMPENSATION EXPENSE	(2,261,308)	(1,829,067)
LOSS FROM OPERATIONS	(4,995,157)	(2,221,789)
OTHER INCOME (EXPENSE), NET
Other income, net	31,083
Interest income	136
Finance expense	(9,676)	(708)
TOTAL OTHER INCOME (EXPENSE), NET	21,543	(708)
LOSS BEFORE PROVISION FOR INCOME TAXES	(4,973,614)	(2,222,497)
PROVISION FOR INCOME TAXES
LOSS FROM CONTINUING OPERATIONS	(4,973,614)	(2,222,497)
DISCONTINUED OPERATIONS:
Loss from discontinued operations, net of applicable income taxes		(5,279,543)
LOSS FROM DISCONTINUED OPERATIONS		(5,279,543)
NET LOSS	(4,973,614)	(7,502,040)
COMPREHENSIVE LOSS
Net loss	(4,973,614)	(7,502,040)
Other comprehensive loss - foreign currency translation loss		(72,421)
COMPREHENSIVE LOSS	$ (4,973,614)	$ (7,574,461)
Weighted average number of shares:
Basic and diluted	44,837,771	7,385,496
Loss per share - basic and diluted
Continuing operations	$ (0.11)	$ (0.30)
Discontinued operations		(0.71)
Total	$ (0.11)	$ (1.01)